Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Jul. 22, 2013
Quarterly Financial Information Disclosure [Abstract]
Company's Unaudited Quarterly Results of Operations

The Company’s unaudited quarterly results of operations are as follows:

(In millions)	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$322.8	$312.7	$353.1	$652.2
Gross profit	132.2	118.1	138.6	239.3
Net earnings (loss) attributable to Wolverine World Wide, Inc.	31.2	20.5	32.7	(3.7)
Net earnings (loss) per share:
Basic	$0.65	$0.43	$0.68	$(0.08)
Diluted	0.64	0.42	0.66	(0.08)

(In millions)	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$330.9	$310.1	$361.6	$406.5
Gross profit	137.8	122.1	146.7	150.2
Net earnings attributable to Wolverine World Wide, Inc.	35.9	24.0	40.4	23.0
Net earnings per share:
Basic	$0.74	$0.49	$0.84	$0.48
Diluted	0.72	0.48	0.82	0.47